United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2012

Date of Reporting Period: Quarter ended 05/31/2012

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount		Value
	Adjustable Rate Mortgages – 49.5%
	Federal Home Loan Mortgage Corp. ARM – 17.3%
$4,545,390	2.078%, 7/1/2030	4,655,734
4,746,935	2.091%, 5/1/2035	4,988,549
3,718,397	2.130%, 2/1/2035	3,881,457
233,038	2.250%, 4/1/2035	244,532
16,471,750	2.274%, 7/1/2034	17,346,844
8,541,111	2.343%, 11/1/2036	8,997,958
11,446,052	2.372%, 2/1/2035	12,106,501
16,198,945	2.375%, 4/1/2034 - 1/1/2035	17,110,963
1,928,672	2.381%, 4/1/2034	2,038,703
16,187,111	2.409%, 1/1/2038	17,117,028
4,627,222	2.462%, 11/1/2034	4,899,493
6,091,187	2.470%, 8/1/2035	6,450,938
1,443,459	2.480%, 4/1/2036	1,544,139
3,497,443	2.525%, 7/1/2036	3,747,101
3,226,947	2.560%, 2/1/2036	3,457,873
4,701,124	2.578%, 7/1/2038	4,999,838
451,191	2.620%, 4/1/2027	455,917
7,189,227	2.666%, 12/1/2034	7,696,470
10,872,494	2.670%, 7/1/2036	11,619,511
4,921,121	2.732%, 5/1/2035	5,259,010
41,227	2.767%, 9/1/2020	42,018
5,798,245	2.788%, 4/1/2037	6,213,179
8,230,704	2.804%, 7/1/2035	8,819,709
1,536,621	2.992%, 4/1/2038	1,646,585
5,719,427	3.738%, 12/1/2039	6,078,418
	TOTAL	161,418,468
	Federal National Mortgage Association ARM – 32.0%
6,837,807	1.350%, 3/1/2044	6,841,137
3,303,143	1.400%, 7/1/2042	3,296,362
2,771,728	1.810%, 7/1/2036	2,838,166
1,619,017	2.030%, 5/1/2035	1,681,788
7,430,669	2.060%, 10/1/2034 - 11/1/2035	7,790,448
2,662,104	2.110%, 9/1/2033	2,750,845
3,748,115	2.120%, 12/1/2034	3,924,359
3,916,576	2.190%, 2/1/2020 - 10/1/2033	4,061,797
108,723	2.220%, 10/1/2033	114,238
37,507	2.230%, 10/1/2028	39,030
146,992	2.250%, 2/1/2019	150,862
3,733,702	2.260%, 10/1/2035	3,921,156
6,617,031	2.270%, 8/1/2034	6,978,050
14,260,526	2.290%, 8/1/2034 - 5/1/2039	14,905,135
18,674,660	2.310%, 6/1/2034 - 10/1/2037	19,731,089
375,308	2.320%, 5/1/2018	384,547
17,800,556	2.330%, 5/1/2035 - 10/1/2035	18,755,384
7,499,616	2.340%, 2/1/2033 - 12/1/2040	7,912,830
13,092,809	2.350%, 7/1/2034 - 1/1/2035	13,826,300

Principal Amount		Value
$5,144,818	2.370%, 10/1/2016 - 7/1/2035	5,418,334
8,729,011	2.380%, 6/1/2033 - 6/1/2035	9,238,579
4,048,273	2.400%, 10/1/2035	4,313,128
1,137,656	2.460%, 12/1/2034	1,211,493
1,065,271	2.470%, 5/1/2038	1,123,300
19,547,044	2.550%, 1/1/2035 - 2/1/2042	20,555,535
6,881,335	2.560%, 7/1/2035	7,352,011
447,552	2.570%, 2/1/2036	477,006
7,972,437	2.590%, 7/1/2027 - 1/1/2036	8,408,192
20,431,991	2.630%, 4/1/2034 - 8/1/2039	21,735,771
3,945,143	2.700%, 6/1/2034	4,209,409
3,637,226	2.760%, 10/1/2037	3,897,514
1,578,012	2.810%, 2/1/2036	1,685,464
5,440,118	2.840%, 12/1/2040	5,682,351
14,341,090	2.850%, 3/1/2039	15,329,420
3,292,719	2.860%, 5/1/2035	3,522,929
18,288,194	2.940%, 8/1/2035	19,596,933
6,808,064	2.960%, 11/1/2040	7,114,803
2,266,539	3.040%, 5/1/2036	2,417,037
8,176,316	3.580%, 1/1/2040	8,615,656
3,523,383	3.860%, 7/1/2039	3,684,789
7,752,324	3.900%, 11/1/2039	8,192,417
7,241,108	4.270%, 12/1/2039	7,611,469
7,008,019	4.280%, 7/1/2035	7,404,932
	TOTAL	298,701,995
	Government National Mortgage Association ARM – 0.2%
1,379,465	1.625%, 1/20/2022 - 10/20/2029	1,411,552
23,757	2.000%, 1/20/2030	24,875
77,114	2.375%, 5/20/2029	79,398
	TOTAL	1,515,825
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $453,597,333)	461,636,288
	Collateralized Mortgage Obligations – 35.5%
	Federal Home Loan Mortgage Corp. REMIC – 9.9%
5,202,204	REMIC 3012 EF, 0.539%, 8/15/2035	5,188,616
5,525,767	REMIC 3284 AF, 0.549%, 3/15/2037	5,504,790
1,506,248	REMIC 3001 EA, 0.589%, 3/15/2035	1,508,783
1,598,032	REMIC 3155 PF, 0.589%, 5/15/2036	1,598,255
1,486,762	REMIC 3174 FL, 0.589%, 6/15/2036	1,486,026
7,543,039	REMIC 3380 FP, 0.589%, 11/15/2036	7,537,864
2,225,893	REMIC 3179 FP, 0.619%, 7/15/2036	2,225,835
2,736,296	REMIC 2819 F, 0.639%, 6/15/2034	2,737,459
8,665,467	REMIC 3317 F, 0.639%, 7/15/2036	8,664,655
1,509,039	REMIC 3301 MF, 0.639%, 4/15/2037	1,506,423
1,039,987	REMIC 3221 FW, 0.659%, 9/15/2036	1,041,626
1,453,313	REMIC 3213 GF, 0.669%, 9/15/2036	1,456,298
2,051,819	REMIC 3085 UF, 0.689%, 12/15/2035	2,055,831
6,834,619	REMIC 3981 FC, 0.689%, 1/15/2038	6,850,294
5,452,379	REMIC 3156 HF, 0.751%, 8/15/2035	5,464,984
1,223,361	REMIC 2475 FD, 0.789%, 6/15/2031	1,231,742

Principal Amount		Value
$1,128,553	REMIC 2380 FL, 0.839%, 11/15/2031	1,138,222
4,560,517	REMIC 3593 CF, 0.839%, 2/15/2036	4,581,946
11,842,444	REMIC 3609 FA, 0.899%, 12/15/2039	11,938,446
5,606,328	REMIC 3550 GF, 0.989%, 7/15/2039	5,680,635
480,642	REMIC 2448 FA, 1.239%, 1/15/2032	487,445
508,534	REMIC 2452 FC, 1.239%, 1/15/2032	515,731
1,417,103	REMIC 2480 NF, 1.239%, 1/15/2032	1,437,026
1,876,626	REMIC 2475 F, 1.239%, 2/15/2032	1,904,093
1,366,087	REMIC 2434 FA, 1.239%, 3/15/2032	1,385,630
429,341	REMIC 2470 EF, 1.239%, 3/15/2032	435,483
422,756	REMIC 2498 AF, 1.239%, 3/15/2032	428,803
1,578,201	REMIC 2459 FP, 1.239%, 6/15/2032	1,601,408
5,046,068	REMIC MS 1128 F, 1.149%, 7/15/2037	5,129,884
	TOTAL	92,724,233
	Federal National Mortgage Association REMIC – 24.3%
3,444,442	REMIC 2007-16 PF, 0.429%, 3/25/2037	3,426,211
14,275,221	REMIC 2006-W1 2AF1, 0.459%, 2/25/2046	14,131,744
9,437,652	REMIC 2006-49 PF, 0.489%, 4/25/2036	9,414,983
3,894,575	REMIC 2007-20 F, 0.499%, 3/25/2037	3,873,985
5,894,723	REMIC 2005-67 FJ, 0.539%, 8/25/2035	5,878,828
5,168,936	REMIC 2007-75 EF, 0.539%, 1/25/2036	5,176,668
1,109,703	REMIC 2006-11 FB, 0.539%, 3/25/2036	1,106,481
14,714,826	REMIC 2006-72 TE, 0.539%, 8/25/2036	14,693,658
199,494	REMIC 2004-27 FM, 0.559%, 7/25/2022	199,442
1,571,658	REMIC 2006-20 PF, 0.559%, 11/25/2030	1,563,259
3,613,185	REMIC 2007-67 FB, 0.559%, 7/25/2037	3,606,844
1,137,939	REMIC 2005-67 FM, 0.589%, 8/25/2035	1,136,682
9,728,942	REMIC 2008-52 FD, 0.589%, 6/25/2036	9,718,445
6,345,843	REMIC 2006-65 DF, 0.589%, 7/25/2036	6,340,146
1,006,989	REMIC 2006-81 FA, 0.589%, 9/25/2036	1,007,167
2,216,443	REMIC 2006-8 NF, 0.609%, 3/25/2036	2,215,501
888,709	REMIC 2007-15 AF, 0.609%, 3/25/2037	888,026
6,960,108	REMIC 2004-28 PF, 0.639%, 3/25/2034	6,974,933
2,254,763	REMIC 2006-76 QF, 0.639%, 8/25/2036	2,256,003
6,491,060	REMIC 2006-103 FB, 0.639%, 10/25/2036	6,516,292
7,058,601	REMIC 2006-93 FN, 0.639%, 10/25/2036	7,054,270
485,140	REMIC 2003-90 FL, 0.689%, 3/25/2031	485,256
552,702	REMIC 2001-57 FA, 0.689%, 6/25/2031	552,062
17,734,873	REMIC 2007-71 WF, 0.689%, 7/25/2037	17,754,339
1,768,200	REMIC 2007-88 FY, 0.699%, 9/25/2037	1,772,020
14,764,797	REMIC 2007-88 GF, 0.719%, 9/25/2037	14,778,089
853,061	REMIC 2002-52 FG, 0.739%, 9/25/2032	858,007
4,147,876	REMIC 2007-84 FN, 0.739%, 8/25/2037	4,163,256
5,819,993	REMIC 2010-39 EF, 0.759%, 6/25/2037	5,837,157
1,547,102	REMIC 2001-32 FA, 0.789%, 7/25/2031	1,558,893
3,867,759	REMIC 2007-88 FW, 0.789%, 9/25/2037	3,852,798
423,591	REMIC 2002-77 FG, 0.790%, 12/18/2032	426,270
1,094,908	REMIC 2007-102 FA, 0.809%, 11/25/2037	1,099,951
521,873	REMIC 2001-71 FS, 0.839%, 11/25/2031	525,936
9,865,188	REMIC 2012-14 BF, 0.839%, 3/25/2042	9,883,909

Principal Amount			Value
$443,679		REMIC 2001-62 FC, 0.889%, 11/25/2031	447,755
9,347,285		REMIC 2009-87 FX, 0.989%, 11/25/2039	9,448,817
9,475,587		REMIC 2009-106 FN, 0.989%, 1/25/2040	9,593,660
820,046		REMIC 2002-8 FA, 0.990%, 3/18/2032	830,293
3,895,641		REMIC 2009-78 UF, 1.009%, 10/25/2039	3,947,485
12,764,541		REMIC 2009-87 HF, 1.089%, 11/25/2039	12,961,118
3,541,059		REMIC 2002-58 FG, 1.239%, 8/25/2032	3,593,512
575,422		REMIC 2002-60 FH, 1.239%, 8/25/2032	583,945
6,267,642		REMIC 2008-69 FB, 1.239%, 6/25/2037	6,390,013
2,283,103		REMIC 2002-7 FG, 1.139%, 1/25/2032	2,309,692
1,145,257		REMIC 2002-77 FA, 1.240%, 12/18/2032	1,162,155
4,304,216		REMIC 2008-75 DF, 1.489%, 9/25/2038	4,404,573
525,464		REMIC 1995-17 B, 1.804%, 2/25/2025	532,112
		TOTAL	226,932,641
		Government National Mortgage Association REMIC – 1.3%
11,884,148		REMIC 2011-H07 FA, 0.741%, 2/20/2061	11,841,461
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $328,658,307)	331,498,335
		Mortgage-Backed Securities – 13.0%
10,927,868		Federal Home Loan Mortgage Corp., 4.000%, 6/1/2025 — 8/1/2025	11,522,955
17,822,997		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2024 — 6/1/2040	18,980,298
5,740,997		Federal Home Loan Mortgage Corp., 5.000%, 3/1/2023 — 4/1/2039	6,168,463
15,000,000		Federal National Mortgage Association, 2.500%, 6/1/2027	15,485,210
15,733,237		Federal National Mortgage Association, 3.000%, 4/1/2027	16,487,415
6,693,225		Federal National Mortgage Association, 3.500%, 10/1/2020 — 11/1/2020	7,106,063
25,761,180		Federal National Mortgage Association, 4.000%, 1/1/2026 — 3/1/2026	27,343,148
2,374,361		Federal National Mortgage Association, 4.500%, 4/1/2024	2,540,825
14,349,646		Federal National Mortgage Association, 5.000%, 1/1/2024 — 7/1/2041	15,576,148
34,991		Government National Mortgage Association, 8.500%, 1/15/2030	41,550
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $118,527,025)	121,252,075
		Repurchase Agreements – 5.8%
38,265,000		Interest in $4,190,000,000 joint repurchase agreement 0.21%, dated 5/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,190,024,442 on 6/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,299,453,202.	38,265,000
15,374,000	[1]	Interest in $173,802,000 joint repurchase agreement 0.18%, dated 5/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $173,829,808 on 6/18/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2042 and the market value of those underlying securities was $177,493,687.	15,374,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	53,639,000
		TOTAL INVESTMENTS — 103.8% (IDENTIFIED COST $954,421,665)[2]	968,025,698
		OTHER ASSETS AND LIABILITIES - NET — (3.8)%[3]	(35,190,356)
		TOTAL NET ASSETS — 100%	$932,835,342
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	At May 31, 2012, the cost of investments for federal tax purposes was $954,421,665. The net unrealized appreciation of investments for federal tax purposes was $13,604,033. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,189,948 and net unrealized depreciation from investments for those securities having an excess of cost over value of $585,915.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date July 19, 2012